General Information (Details)		12 Months Ended
	Sep. 03, 2024 BRL (R$) shares R$ / shares	Dec. 31, 2024 BRL (R$) employee d tranche item	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Mar. 04, 2023	Mar. 03, 2023	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Number of Bases arounds the World | item		400
Number of employees | employee		150,000
Number of Countries | tranche		16
Period for gradual replacement of all leased assets		24 months
Rental expense		R$ 162,000	R$ 929,000	R$ 11,936,000
Issuance of simple debentures | shares	200,000
Nominal unit value of simple debentures | R$ / shares	1,000
Notes and debentures issued	R$ 200,000,000
Annual basis of working days | d		252
Group Response [Member]
Disclosure of detailed information about business combination [line items]
Disposals, property, plant and equipment		R$ 166,000,000
Rental expense		R$ 7,400,000
HPX Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					2.75%	70.80%	100.00%